Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

The following table summarizes the components of acquired intangible asset balances as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Licensed software	$2,822,063	$1,289,897
Capitalized development costs	3,932,617	1,929,767
Platform system	43,831	41,081
Land use rights*	435,315	411,307
Less: accumulated amortization	(1,986,074)	(1,473,622)
Intangible assets, net	$5,247,752	$2,198,430

Schedule of Intangible Assets Future Amortization Expense

The estimated amortization is as follows:

Twelve months ending December 31,	Estimated amortization expense

2021	$1,091,791
2022	1,091,791
2023	1,089,615
2024	991,361
2025	734,608
Thereafter	248,586
Total	$5,247,752